Debt (Details Narrative) $ in Thousands			9 Months Ended	12 Months Ended
	Sep. 20, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Line of Credit Facility [Line Items]
Revolving line of credit			$ 23,054,000			$ 30,603,000
Revolving Line Of Credit Agreement [Member]
Line of Credit Facility [Line Items]
Revolving line of credit								$ 5,000
Debt Instrument, basis spread on variable rate		1.50%
Line of credit facility, interest rate during period				7.95%
Line of credit facility, outstanding amount				$ 4,800
Canadian Emergency Business Account [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Maturity Date Range, Start			Jan. 19, 2024
Debt Instrument, Maturity Date Range, End			Dec. 31, 2026
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						8.68%	8.68%
CEBA Loans [Member]
Line of Credit Facility [Line Items]
Line of credit facility, interest rate during period				5.00%
Revolving Credit Facility [Member] | Better Choice Company Inc [Member]
Line of Credit Facility [Line Items]
Line of credit facility, outstanding principal							$ 0
Line of credit facility, interest rate during period	12.00%
Line of credit facility, maturity date				Mar. 20, 2025
Line of credit facility, accrued interest				$ 10
Revolving Credit Facility [Member] | Maximum [Member] | Better Choice Company Inc [Member]
Line of Credit Facility [Line Items]
Line of credit facility, outstanding amount	$ 750,000
Revolving Credit Facility [Member] | Canadian Western Bank [Member]
Line of Credit Facility [Line Items]
Revolving line of credit		$ 3,700,000
Debt Instrument, basis spread on variable rate		1.50%
Debt Instrument, Interest Rate, Effective Percentage			6.45%			7.95%	7.95%
Line of credit facility, outstanding principal						$ 3,500,000
Revolving Credit Facility [Member] | Better Choice Company Inc [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	12.00%				11.00%
Line of Credit Facility, Remaining Borrowing Capacity					$ 720,000
Revolving Credit Facility [Member] | Better Choice Company Inc [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 750,000